Digital Assets (Tables)	12 Months Ended
Dec. 31, 2025
Digital Assets [Abstract]
Schedule of Additional Information about Digital Assets

Digital assets consisted of the following:

	As of December 31,
	2025	2024
Digital assets, current
HYPE	$319,646	$-
USDT	1,131,634	-
SOL	500,226	-
	$1,951,506	$-
Digital assets, non-current
BTC	$7,744,778	$-
HYPE	4,636,146	-
SOL	850,275	-
SUI	4,016	-
	$13,235,215	$-

Schedule of Additional Information about Digital Assets

The following table presents additional information about HYPE for the year ended December 31, 2025:

	For the Year Ended December 31, 2025
	Quantity	Amount
Opening balance	-	$-
Purchases of HYPE	12,560	500,000
Changes in fair value of HYPE	-	(180,354)
Ending balance	12,560	$319,646

The following table presents additional information about USDT for the year ended December 31, 2025:

	For the Year Ended December 31, 2025
	Quantity	Amount
Opening balance	-	$-
Transfer from financial asset measured at fair value	1,117,356	1,117,356
Investment income from pledge of HYPE	23,320	23,320
Management fees paid in pledge of HYPE	(9,042)	(9,042)
Ending balance	1,131,634	$1,131,634

The following table presents additional information about BTC for the year ended December 31, 2025:

	For the Year Ended December 31, 2025
	Quantity	Amount
Opening balance	-	$-
Purchases of BTC	88	8,000,000
Changes in fair value of BTC	-	(255,222)
Ending balance	88	$7,744,778

The following table presents additional information about HYPE for the year ended December 31, 2025:

	For the Year Ended December 31, 2025
	Quantity	Amount
Opening balance	-	$-
Purchases of HYPE	116,371	4,500,000
Exchange from SUI	65,797	3,639,336
Changes in fair value of HYPE	-	(3,503,190)
Ending balance	182,168	$4,636,146

The following table presents additional information about SOL for the year ended December 31, 2025:

	For the Year Ended December 31, 2025
	Quantity	Amount
Opening balance	-	$-
Purchases of SOL	6,629	1,000,000
Staking reward	202	34,997
Changes in fair value of SOL	-	(184,722)
Ending balance	6,831	$850,275

The following table presents additional information about SUI for the year ended December 31, 2025:

	For the Year Ended December 31, 2025
	Quantity	Amount
Opening balance	-	$-
Purchases of SUI	1,015,681	3,620,000
Staking reward	2,865	10,297
Exchange into HYPE	(1,015,681)	(3,639,336)
Exchange gain	-	13,356
Changes in fair value of SUI	-	(301)
Ending balance	2,865	$4,016